UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2011

Date of reporting period: October 31, 2011

Item 1. Reports to Stockholders.

Annual Report

October 31, 2011

United Association

S&P 500 Index Fund

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-766-8043; and (ii) on the Commission’s website at http://www.sec.gov.

Fund Overview

October 31, 2011

Investment Goal
To approximate, before fund expenses, the investment results of the S&P 500 Index

Inception Date
Class I – March 1, 2000

Class II – March 27, 2000

Ticker Symbol
Class I – UASPX

Class II – UAIIX

Market Commentary for the Year Ended October 31, 2011

United Association S&P 500 Index Fund

Performance

For the 12 months ending October 31, 2011, the United Association S&P 500 Index Fund Class I Shares returned a total of 8.02% net of fees. The fund strives to track performance of the S&P 500 Index, which returned 8.09% over the same period.

Much like the previous year, macroeconomic forces were the primary drivers of volatile equity returns. Though we saw strong equity returns over the beginning of the 12 month period, poor economic data reports in summer began a tidal wave of questions concerning the strength of economic growth. With memories of 2008 fresh in the minds of many investors, the current economic weakness, combined with growing European problems, has caused many consumers and corporations to pull back on the margin. Global indicators are showing significant risk aversion, increasing levels of fear and skepticism, and rising probabilities of a global recession, as evidenced by the sell off in equity markets. We have seen volatility increase dramatically, particularly from July through October and we believe the current macroeconomic environment has become the primary driver of market returns.

Earnings over the last year have been impressively strong, with approximately 75% of companies in the S&P 500 beating estimates each quarter. Even as economic growth waned, we saw the third quarter 2011 post relatively strong earnings reporting season, with 69% of the S&P 500 beating estimates. Though strong on a relative basis, the percentage of companies beating estimates continues to fall.

Multiples across global equities have taken a dramatic haircut in the face of potentially slower growth. Once estimated to be above 50%, global earnings growth estimates for the next year have fallen to below 10%. Third quarter earnings estimates for the S&P 500 stand at $24.61, a 13.6% increase from a year ago. The S&P 500 is currently trading at under 11x forward looking earnings, a level that implies a 20% decline in earnings from this level.

Stock correlation remains high across the S&P 500. We believe higher levels of stock correlation is due to ETF trading, however, dispersion amongst earnings estimates is on the rise, which implies that we could soon see further differentiation among stock returns. Looking forward, we are beginning to detect a move towards quality-based valuation characteristics. We believe that there is no easy cure to the issues facing the global economy; rather there will need to be significant effort employed to restore the faith of investors and consumers going forward. For the markets to move higher, we believe there will need to be some type of catalyst, including more specific future growth plans and long term solutions to more systemic issues including education and unemployment.

Sincerely,

Hitesh Patel
Director, Structured Equity Strategies

The above commentary represents management’s assessment of the Fund and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

1

Fund Overview

October 31, 2011

Performance Update

	Average Annual Total Returns
	1 Year Return	3 Year Return	5 Year Return	10 Year Return	Inception to Date*
UA S&P 500 Index Fund, Class I	8.02%	11.38%	0.29%	3.68%	1.02%
S&P 500 Index	8.09%	11.41%	0.25%	3.69%	1.02%

*	Commenced operations on March 1, 2000.

	Average Annual Total Returns
	1 Year Return	3 Year Return	5 Year Return	10 Year Return	Inception to Date**
UA S&P 500 Index Fund, Class II	7.98%	11.34%	0.24%	3.62%	0.10%
S&P 500 Index	8.09%	11.41%	0.25%	3.69%	0.16%

**  Commenced operations on March 27, 2000.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund shares may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2

Fund Overview

October 31, 2011

Top 10 Holdings* (% of Total Net Assets)

Exxon Mobil	3.3%	General Electric	1.5%
Apple Computer	3.2%	Procter & Gamble	1.5%
International Business		Johnson & Johnson	1.5%
Machines	1.9%	AT&T	1.5%
Chevron	1.8%	I-Shares S&P 500 Index Fund	1.4%
Microsoft	1.7%

*Excludes Cash Equivalent securities.

The top 10 holdings are presented to illustrate examples of the securities that the Fund holds as of the annual period end and may not be representative of the Fund’s current or future investments.

Definition of the Index

The Standard & Poor’s 500® Index (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trade-marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Allegiant Asset Management Company. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

3

October 31, 2011

United Association S&P 500 Index Fund

Sector Weightings (unaudited)†

†	Percentages are based on total investments.

Schedule of Investments

Description	Shares	Value
Common Stock (97.2%)
Consumer Discretionary (10.2%)
Abercrombie & Fitch, Cl A	987	$73,433
Amazon.com*	3,726	795,538
Apollo Group, Cl A*	1,688	79,927
AutoNation*	689	26,830
Autozone*	345	111,639
Bed Bath & Beyond*	2,882	178,223
Best Buy	3,643	95,556
Big Lots*	832	31,358
Cablevision Systems, Cl A	2,687	38,881
CarMax*	2,480	74,549
Carnival	5,391	189,817
CBS, Cl B	7,642	197,240
Chipotle Mexican Grill, Cl A*	376	126,381
Coach	3,291	214,145
Comcast, Cl A	29,275	686,499
Darden Restaurants	1,542	73,831
DeVry	697	26,263
DIRECTV, Cl A*	6,975	317,083
Discovery Communications, Cl A*	3,205	139,289
DR Horton	3,109	34,603
Expedia	2,137	56,117
Family Dollar Stores	1,413	82,844
Ford Motor*	44,144	515,602
GameStop, Cl A*	1,735	44,364
Gannett	3,485	40,740
Gap	4,745	89,680
Genuine Parts	1,998	114,745
Goodyear Tire & Rubber*	2,796	40,150
H&R Block	3,472	53,087
Harley-Davidson	2,569	99,934
Harman International Industries	794	34,269

Description	Shares	Value

Hasbro	1,536	$58,460
Home Depot	15,229	545,198
International Game Technology	2,928	51,504
Interpublic Group	5,555	52,661
JC Penney	1,407	45,137
Johnson Controls	6,145	202,355
Kohl’s	3,350	177,583
Leggett & Platt	1,592	34,865
Lennar, Cl A	1,830	30,268
Limited Brands	2,846	121,553
Lowe’s	12,155	255,498
Macy’s	4,696	143,369
Marriott International, Cl A	3,275	103,163
Mattel	4,035	113,948
McDonald’s	11,868	1,101,944
McGraw-Hill	3,713	157,802
NetFlix*	646	53,024
New York Times, Cl A*	1,141	8,694
Newell Rubbermaid	3,208	47,478
News, Cl A	26,674	467,329
Nike, Cl B	4,429	426,734
Nordstrom	1,879	95,247
Omnicom Group	3,480	154,790
O’Reilly Automotive*	1,557	118,410
priceline. com*	569	288,893
Pulte Group*	1,746	9,045
Ralph Lauren, Cl A	816	129,573
Ross Stores	1,370	120,190
Scripps Networks Interactive, Cl A	1,028	43,670
Sears Holdings*	491	38,386
Staples	7,891	118,049
Starbucks	8,782	371,830
Starwood Hotels & Resorts Worldwide	2,049	102,675
Target	8,174	447,526
Tiffany	1,483	118,240
Time Warner	10,030	350,950
Time Warner Cable, Cl A	3,200	203,808
TJX	3,622	213,444
Urban Outfitters*	1,185	32,291
VF	1,056	145,960
Viacom, Cl B	6,893	302,258
Walt Disney	21,759	758,954
Washington Post, Cl B	85	28,914
Whirlpool	939	47,711
Wyndham Worldwide	1,664	56,027
Wynn Resorts	950	126,160
Yum! Brands	5,523	295,867

		13,600,052

4

October 31, 2011

United Association S&P 500 Index Fund — continued

Description	Shares	Value

Consumer Staples (10.7%)

Altria Group	24,367	$671,311
Archer-Daniels-Midland	7,586	219,539
Avon Products	4,873	89,079
Beam	1,748	86,404
Brown-Forman, Cl B	1,392	104,024
Campbell Soup	2,106	70,024
Clorox	1,561	104,493
Coca-Cola	26,129	1,785,133
Coca-Cola Enterprises	3,668	98,376
Colgate-Palmolive	5,643	509,958
ConAgra Foods	4,898	124,066
Constellation Brands, Cl A*	2,019	40,824
Costco Wholesale	5,018	417,748
CVS	15,410	559,383
Dean Foods*	2,183	21,219
Dr. Pepper Snapple Group	2,562	95,947
Estee Lauder, Cl A	1,280	126,016
General Mills	7,352	283,273
Hershey	1,868	106,906
HJ Heinz	3,801	203,125
Hormel Foods	1,567	46,179
JM Smucker	1,337	102,976
Kellogg	3,023	163,877
Kimberly-Clark	4,655	324,500
Kraft Foods, Cl A	20,230	711,691
Kroger	6,826	158,227
Lorillard	1,706	188,786
McCormick	1,820	88,379
Mead Johnson Nutrition, Cl A	2,470	177,470
Molson Coors Brewing, Cl B	1,740	73,672
PepsiCo	17,920	1,128,064
Philip Morris International	18,984	1,326,412
Procter & Gamble	31,584	2,021,060
Reynolds American	4,173	161,412
Safeway	4,100	79,417
Sara Lee	6,985	124,333
Supervalu	2,364	18,959
Sysco	7,072	196,036
Tyson Foods, Cl A	3,382	65,273
Walgreen	10,785	358,062
Wal-Mart Stores	17,385	986,077
Whole Foods Market	1,837	132,484

		14,350,194

Energy (12.0%)

Alpha Natural Resources*	2,346	56,398
Anadarko Petroleum	5,799	455,222
Apache	4,473	445,645
Baker Hughes	4,924	285,543

Description	Shares	Value

Cabot Oil & Gas	1,179	$91,632
Cameron International*	2,963	145,602
Chesapeake Energy	7,853	220,826
Chevron	22,824	2,397,661
ConocoPhillips	14,812	1,031,656
Consol Energy	2,558	109,380
Denbury Resources*	5,169	81,153
Devon Energy	5,038	327,218
Diamond Offshore Drilling	801	52,498
El Paso	9,370	234,343
EOG Resources	3,182	284,566
EQT	1,648	104,648
Exxon Mobil	55,652	4,345,865
FMC Technologies*	2,659	119,176
Halliburton	10,235	382,380
Helmerich & Payne	1,433	76,207
Hess	3,584	224,215
Marathon Oil	6,524	169,820
Marathon Petroleum	4,109	147,513
Murphy Oil	2,495	138,148
Nabors Industries Ltd.*	3,056	56,016
National Oilwell Varco	5,050	360,216
Newfield Exploration*	1,513	60,913
Noble	3,307	118,854
Noble Energy	2,176	194,404
Occidental Petroleum	9,359	869,825
Peabody Energy	3,056	132,539
Pioneer Natural Resources	1,384	116,118
QEP Resources	1,983	70,496
Range Resources	1,803	124,119
Rowan*	1,242	42,837
Schlumberger	15,352	1,127,911
Southwestern Energy*	4,228	177,745
Spectra Energy	7,793	223,113
Sunoco	1,299	48,362
Tesoro*	1,382	35,849
Valero Energy	6,429	158,153
Williams	7,134	214,805

		16,059,590

Financials (13.6%)

ACE	3,942	284,415
Aflac	5,384	242,765
Allstate	5,967	157,171
American Express	12,078	611,388
American International Group*	4,857	119,919
Ameriprise Financial	2,773	129,444
AON	3,934	183,403
Apartment Investment & Management REIT, Cl A	1,285	31,701

5

October 31, 2011

United Association S&P 500 Index Fund — continued

Description	Shares	Value

Assurant	1,078	$41,546
AvalonBay Communities REIT	1,104	147,594
Bank of America	115,540	789,138
Bank of New York Mellon	14,295	304,198
BB&T	8,091	188,844
Berkshire Hathaway, Cl B*	19,647	1,529,715
BlackRock, Cl A	1,145	180,670
Boston Properties REIT	1,724	170,659
Capital One Financial	5,493	250,810
CBRE Group, Cl A*	3,296	58,603
Charles Schwab	12,786	157,012
Chubb	2,683	179,895
Cincinnati Financial	1,785	51,658
Citigroup	30,504	963,621
CME Group, Cl A	794	218,795
Comerica	1,991	50,870
Discover Financial Services	6,337	149,300
E*Trade Financial*	3,667	39,787
Equity Residential REIT	3,548	208,197
Federated Investors, Cl B	1,637	31,987
Fifth Third Bancorp	10,483	125,901
First Horizon National	2,534	17,713
Franklin Resources	1,655	176,473
Genworth Financial, Cl A*	5,585	35,632
Goldman Sachs Group	4,871	533,618
Hartford Financial Services Group	5,025	96,731
HCP REIT	4,874	194,229
Health Care REIT	1,995	105,116
Host Hotels & Resorts REIT	7,570	108,024
Hudson City Bancorp	6,934	43,337
Huntington Bancshares	10,825	56,073
IntercontinentalExchange*	820	106,501
Invesco	5,312	106,612
Janus Capital Group	3,212	21,071
JPMorgan Chase	45,244	1,572,681
KeyCorp	11,777	83,146
Kimco Realty REIT	4,691	81,952
Legg Mason	1,228	33,770
Leucadia National	2,217	59,482
Lincoln National	3,557	67,761
Loews	3,593	142,642
M&T Bank	1,529	116,372
Marsh & McLennan	6,564	200,990
MetLife	12,433	437,144
Moody’s	2,237	79,391
Morgan Stanley	13,751	242,568
Nasdaq OMX Group*	1,202	30,110
Northern Trust	2,740	110,888
NYSE Euronext	2,960	78,647
People’s United Financial	4,162	53,065

Description	Shares	Value

Plum Creek Timber REIT	1,827	$68,805
PNC Financial Services Group (A)	6,336	340,307
Principal Financial Group	4,199	108,250
Progressive	7,880	149,799
ProLogis REIT	5,195	154,603
Prudential Financial	4,544	246,285
Public Storage REIT	1,723	222,353
Regions Financial	14,815	58,223
Simon Property Group REIT	3,539	454,549
SLM	6,783	92,724
State Street	6,042	244,036
SunTrust Banks	5,967	117,729
T Rowe Price Group	3,204	169,299
Torchmark	1,284	52,554
Travelers	4,988	291,050
UnumProvident	3,559	84,847
US Bancorp	22,306	570,810
Ventas REIT	3,282	182,512
Vornado Realty Trust REIT	2,015	166,862
Wells Fargo	60,416	1,565,379
Weyerhaeuser REIT	5,916	106,370
XL Group, Cl A	3,494	75,960
Zions Bancorporation	2,073	35,987

		18,150,038

Health Care (11.2%)
Abbott Laboratories	16,311	878,673
Aetna	4,536	180,351
Agilent Technologies*	4,124	152,877
Allergan	3,474	292,233
AmerisourceBergen	3,393	138,434
Amgen	10,633	608,952
Baxter International	6,783	372,929
Becton Dickinson	2,665	208,483
Biogen Idec*	2,884	335,582
Boston Scientific*	18,822	110,862
Bristol-Myers Squibb	19,664	621,186
Cardinal Health	4,151	183,765
CareFusion*	2,482	63,539
Celgene*	5,350	346,840
Cerner*	1,758	111,510
Cigna	3,140	139,228
Coventry Health Care*	1,681	53,473
Covidien	5,964	280,547
CR Bard	948	81,481
DaVita*	1,112	77,840
DENTSPLY International	1,539	56,881
Edwards Lifesciences*	1,301	98,121
Eli Lilly	12,016	446,514
Express Scripts*	6,301	288,145

6

October 31, 2011

United Association S&P 500 Index Fund — continued

Description	Shares	Value

Forest Laboratories*	2,713	$84,917
Gilead Sciences*	9,364	390,104
Hospira*	1,837	57,774
Humana	2,094	177,760
Intuitive Surgical*	463	200,877
Johnson & Johnson	31,069	2,000,533
Laboratory Corp of America Holdings*	1,252	104,980
Life Technologies*	1,972	80,201
McKesson	2,993	244,079
Medco Health Solutions*	4,784	262,450
Medtronic	12,398	430,706
Merck	32,041	1,105,414
Mylan*	5,273	103,193
Patterson	1,042	32,792
PerkinElmer	1,127	23,295
Pfizer	89,464	1,723,077
Quest Diagnostics	1,762	98,320
St. Jude Medical	4,038	157,482
Stryker	4,060	194,515
Tenet Healthcare*	4,434	20,973
Thermo Fisher Scientific*	3,586	180,268
UnitedHealth Group	10,309	494,729
Varian Medical Systems*	1,294	75,984
Waters*	1,031	82,604
Watson Pharmaceuticals*	1,548	103,964
WellPoint	4,355	300,059
Zimmer Holdings*	2,168	114,102

		14,973,598

Industrials (10.4%)
3M	8,185	646,779
Avery Dennison	1,186	31,547
Boeing	8,652	569,215
Caterpillar	7,431	701,932
CH Robinson Worldwide	2,026	140,665
Cintas	1,359	40,621
CSX	13,237	293,994
Cummins	2,282	226,899
Danaher	6,448	311,761
Deere	4,919	373,352
Dover	2,118	117,613
Dun & Bradstreet	573	38,311
Eaton	4,148	185,913
Emerson Electric	8,848	425,766
Equifax	1,370	48,156
Expeditors International Washington	2,340	106,704
Fastenal	3,302	125,773
FedEx	3,758	307,517
Flowserve	624	57,839
Fluor	1,972	112,108

Description	Shares	Value

Fortune Brands Home & Security*	1,748	$25,399
General Dynamics	3,488	223,895
General Electric	121,491	2,030,115
Goodrich	1,530	187,624
Honeywell International	9,284	486,482
Illinois Tool Works	4,622	224,768
Ingersoll-Rand	3,923	122,123
Iron Mountain	2,170	67,118
Jacobs Engineering Group*	1,425	55,290
Joy Global	1,186	103,419
L-3 Communications Holdings	1,268	85,945
Lockheed Martin	2,567	194,835
Masco	3,057	29,347
Norfolk Southern	4,179	309,204
Northrop Grumman	3,535	204,146
Paccar	4,128	178,495
Pall	1,310	67,033
Parker Hannifin	1,821	148,502
Pitney Bowes	2,119	43,185
Precision Castparts	1,700	277,355
Quanta Services*	2,428	50,721
Raytheon	4,363	192,801
Republic Services, Cl A	3,890	110,709
Robert Half International	1,717	45,380
Rockwell Automation	1,557	105,331
Rockwell Collins	1,758	98,149
Roper Industries	1,051	85,236
RR Donnelley & Sons	2,336	38,077
Ryder System	554	28,221
Snap-on	644	34,563
Southwest Airlines	8,533	72,957
Stanley Black & Decker	2,113	134,915
Stericycle*	959	80,153
Textron	3,083	59,872
Tyco International	5,613	255,672
Union Pacific	5,837	581,190
United Parcel Service, Cl B	11,343	796,732
United Technologies	10,614	827,680
W.W. Grainger	718	123,001
Waste Management	5,690	187,372
Xylem*	2,168	57,972

		13,893,449

Information Technology (18.9%)
Accenture, Cl A	7,685	463,098
Adobe Systems*	5,731	168,549
Advanced Micro Devices*	6,353	37,038
Akamai Technologies*	2,097	56,493
Altera	3,898	147,812
Amphenol, Cl A	1,987	94,362

7

October 31, 2011

United Association S&P 500 Index Fund — continued

Description	Shares	Value

Analog Devices	3,385	$123,789
Apple Computer*	10,472	4,238,856
Applied Materials	15,632	192,586
Autodesk*	2,571	88,957
Automatic Data Processing	5,750	300,898
BMC Software*	1,911	66,426
Broadcom, Cl A	5,670	204,630
CA	4,170	90,322
Cisco Systems	58,253	1,079,428
Citrix Systems*	2,153	156,803
Cognizant Technology Solutions, Cl A*	3,545	257,899
Computer Sciences	2,018	63,486
Compuware*	4,230	35,744
Corning	17,972	256,820
Dell*	15,553	245,893
eBay*	13,319	423,944
Electronic Arts*	3,750	87,563
EMC*	23,720	581,377
F5 Networks*	966	100,416
Fidelity National Information Services	3,006	78,697
First Solar*	616	30,658
Fiserv*	1,635	96,252
FLIR Systems	1,770	46,551
Google, Cl A*	2,878	1,705,618
Harris	1,420	53,605
Hewlett-Packard	23,578	627,411
Intel	55,497	1,361,896
International Business Machines	13,767	2,541,801
Intuit	3,349	179,741
Jabil Circuit	2,148	44,163
JDS Uniphase*	2,562	30,744
Juniper Networks*	6,817	166,812
KLA-Tencor	1,861	87,635
Lexmark International, Cl A	767	24,314
Linear Technology	2,528	81,680
LSI*	6,899	43,119
Mastercard, Cl A	1,163	403,840
MEMC Electronic Materials*	4,550	27,255
Microchip Technology	2,133	77,129
Micron Technology*	11,535	64,481
Microsoft	84,299	2,244,882
Molex	1,570	38,763
Monster Worldwide*	1,413	13,042
Motorola Mobility Holdings*	3,181	123,677
Motorola Solutions	3,666	171,972
NetApp*	4,436	181,699
Novellus Systems*	687	23,736
NVIDIA*	6,787	100,448
Oracle	44,652	1,463,246
Paychex	3,554	103,564

Description	Shares	Value

Qualcomm	17,269	$891,080
Red Hat*	2,136	106,052
SAIC*	3,211	39,913
Salesforce.com*	1,360	181,111
SanDisk*	2,673	135,441
Symantec*	8,525	145,010
TE Connectivity	5,059	179,848
Tellabs	4,190	18,143
Teradata*	1,883	112,340
Teradyne*	1,848	26,463
Texas Instruments	13,704	421,124
Total System Services	1,779	35,384
VeriSign	2,381	76,406
Visa, Cl A	5,558	518,339
Western Digital*	2,777	73,979
Western Union	7,509	131,182
Xerox	15,808	129,309
Xilinx	2,997	100,280
Yahoo!*	14,763	230,893

		25,353,917

Materials (3.5%)

Air Products & Chemicals	2,571	221,466
Airgas	841	57,987
AK Steel Holding	705	5,873
Alcoa	12,183	131,089
Allegheny Technologies	1,092	50,669
Ball	1,956	67,619
Bemis	999	28,082
CF Industries Holdings	884	143,447
Cliffs Natural Resources	1,776	121,159
Dow Chemical	13,757	383,545
Eastman Chemical	1,846	72,529
Ecolab	2,769	149,083
EI du Pont de Nemours	10,778	518,098
FMC	826	65,163
Freeport-McMoRan Copper & Gold	11,010	443,263
International Flavors & Fragrances	906	54,867
International Paper	5,161	142,960
MeadWestvaco	1,937	54,062
Monsanto	6,269	456,070
Mosaic	3,183	186,396
Newmont Mining	5,871	392,359
Nucor	3,635	137,330
Owens-Illinois*	1,809	36,324
PPG Industries	1,811	156,489
Praxair	3,547	360,624
Sealed Air	1,741	30,990
Sherwin-Williams	1,074	88,831
Sigma-Aldrich	1,458	95,470

8

October 31, 2011

United Association S&P 500 Index Fund — concluded

Description	Shares	Value

Titanium Metals	491	$8,224
United States Steel	1,507	38,217
Vulcan Materials	1,315	41,146

		4,739,431

Telecommunication Services (3.0%)
American Tower, Cl A*	4,758	262,166
AT&T	67,016	1,964,239
CenturyTel	7,189	253,484
Frontier Communications	11,053	69,192
MetroPCS Communications*	3,009	25,576
Sprint-FON Group*	37,701	96,892
Verizon Communications	32,306	1,194,676
Windstream	7,059	85,908

		3,952,133

Utilities (3.7%)
AES*	7,070	79,325
Ameren	2,848	90,794
American Electric Power	5,673	222,836
CenterPoint Energy	4,718	98,323
CMS Energy	2,973	61,898
Consolidated Edison	3,446	199,420
Constellation Energy Group	2,231	88,571
Dominion Resources	6,975	359,840
DTE Energy	1,913	99,687
Duke Energy	15,918	325,046
Edison International	3,987	161,872
Entergy	2,022	139,862
Exelon	7,888	350,148
FirstEnergy	5,067	227,812
Integrys Energy Group	864	45,714
NextEra Energy	4,974	280,534
Nicor	506	28,463
NiSource	3,389	74,863
Northeast Utilities	2,114	73,081
NRG Energy*	2,826	60,533
Oneok	1,284	97,648
Pepco Holdings	2,496	49,421
PG&E	4,550	195,195
Pinnacle West Capital	1,316	59,983
PPL	6,820	200,303
Progress Energy	3,453	179,901
Progress Energy (CVO)* (C)	7,250	—
Public Service Enterprise Group	5,799	195,426
SCANA	1,250	52,850
Sempra Energy	2,830	152,056

Description	Shares/Rights/ Warrants	Value

Southern	9,959	$430,229
TECO Energy	2,609	48,449
Wisconsin Energy	2,768	89,766
Xcel Energy	5,633	145,613

		4,965,462

Total Common Stock
(Cost $170,403,963)		130,037,864

Exchange Traded Fund (1.4%)
i-Shares S&P 500 Index Fund
(Cost $1,722,329)	15,207	1,913,041

Right (0.0%)
Sanofi-Aventis*
Expires 12/31/20
(Cost $—)	4,650	4,138

Warrant (0.0%)
American International Group,*
Expires 01/19/21
(Cost $17,629)	1,037	7,269

Cash Equivalent (1.2%)
PNC Advantage Institutional
Money Market Fund, 0.050% (A) (B)
(Cost $1,526,933)	1,526,933	1,526,933

Total Investments – 99.8%
(Cost $173,670,854)		$133,489,245

Percentages are based on Net Assets of $133,790,681.

*Non-income producing security.

(A)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.
(B)	The rate reported is the 7-day effective yield as of October 31, 2011.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of The Board of Trustees. The total value of such securities as of October 31, 2011, was $0 and represented 0% of net assets.

Cl — Class

CVO — Contingent Value Obligation

Ltd. — Limited

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Amounts designated as “—” are either $0 or have been rounded to $0.

A summary of the open long S&P 500 Index futures contracts held by the Fund at October 31, 2011, is as follows:

Number of Contracts	Contract Value	Expiration	Unrealized Appreciation
27	$1,686,555	December 2011	$166,331

The accompanying notes are an integral part of the financial statements.

9

Statement of Assets and Liabilities

As of October 31, 2011

United Association S&P 500 Index Fund
Assets:
Investments at Value (Cost $171,401,297)	$131,622,005
Affiliated Investment at Value (Cost $2,269,557)	1,867,240
Receivable for Capital Shares Sold	215,329
Dividends Receivable	148,310
Deposits with Brokers for Open Futures	108,000
Receivable for Investment Securities Sold	105,254
Receivable due from Distributor	40,274
Prepaid Expenses	8,502
Total Assets	134,114,914
Liabilities:
Payable for Capital Shares Redeemed	93,260
Payable for Investment Securities Purchased	57,961
Payable for Distribution Fees	51,836
Variation Margin Payable	42,660
Payable due to Investment Adviser	10,329
Chief Compliance Officer Fees Payable	3,158
Payable due to Administrator	2,174
Payable due to Trustees’	2,015
Payable due to Custodian	544
Other Accrued Expenses	60,296
Total Liabilities	324,233
Net Assets	$133,790,681
Net Assets Consist of:
Paid-in Capital	$208,086,714
Undistributed Net Investment Income	125,471
Accumulated Net Realized Loss on Investments and Futures Contracts	(34,406,226)
Net Unrealized Depreciation on Investments	(40,181,609)
Net Unrealized Appreciation on Futures Contracts	166,331
Net Assets	$133,790,681

Class I:
Net Asset Value, Offering and Redemption Price Per Share — Institutional Shares (unlimited authorization — no par value) ($105,691,665 ÷ 11,546,999 shares)	$9.15

Class II:
Net Asset Value, Offering and Redemption Price Per Share — Retail Shares (unlimited authorization — no par value) ($28,099,016 ÷ 3,075,297 shares)	$9.14

The accompanying notes are an integral part of the financial statements.

10

Statement of Operations

For the year ended October 31, 2011

United Association S&P 500 Index Fund
Investment Income:
Dividends (Net of Foreign Taxes Withheld of $2,255)	$4,330,075
Dividends from Affiliated Investment	8,424
Total Income	4,338,499
Expenses:
Investment Advisory Fees	204,259
Administration Fees	42,999
Distribution Fees - Class II	29,277
Custodian Fees	10,752
Trustees’ Fees	8,658
Chief Compliance Officer Fees	8,807
Transfer Agent Fees	168,482
Printing Fees	28,249
Registration Fees	21,098
Professional Fees	73,804
Other Expenses	39,405
Total Expenses	635,790
Less: Distribution Fees —Class II Waived	(14,639)
Net Expenses	621,151
Net Investment Income	3,717,348
Realized and Unrealized Gain (Loss):
Net Realized Gain on Investments	18,989,733
Net Realized Gain on Affiliated Investment	33,659
Net Realized Gain on Futures Contracts	430,285
Net Change in Unrealized Appreciation (Depreciation) on Investments	(807,893)
Net Change in Unrealized Appreciation (Depreciation) on Affiliated Investments	(8,070)
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	4,137
Net Realized and Unrealized Gain	18,641,851
Net Increase in Net Assets Resulting from Operations	$22,359,199

The accompanying notes are an integral part of the financial statements.

11

Statement of Changes in Net Assets

	United Association S&P 500 Index Fund
	11/1/10- 10/31/11	11/1/09- 10/31/10
Operations:

Net Investment Income	$3,717,348	$4,526,527
Net Realized Gain on Investments (Including Gain on Affiliated Investment)	19,023,392	10,804,890
Net Realized Gain on Futures Contracts	430,285	262,645
Net Change in Unrealized Appreciation (Depreciation) on Investments (Including Appreciation (Depreciation) on Affiliated Investment)	(815,963)	18,047,065
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	4,137	180,346

Net Increase in Net Assets Resulting from Operations	22,359,199	33,821,473

Dividends:
Net Investment Income
Class I	(3,312,093)	(3,999,116)
Class II	(546,939)	(540,854)

Net Decrease in Net Assets from Dividends	(3,859,032)	(4,539,970)

Capital Share Transactions:
Class I
Issued	26,985,283	22,627,786
Reinvestment of Dividends	3,288,676	3,977,944
Redeemed	(144,822,018)	(34,257,291)
Net Class I Capital Share Transactions	(114,548,059)	(7,651,561)

Class II
Issued	6,123,262	4,714,041
Reinvestment of Dividends	546,609	540,614
Redeemed	(9,441,541)	(6,261,044)
Net Class II Capital Share Transactions	(2,771,670)	(1,006,389)

Net Decrease in Net Assets from Capital Share Transactions	(117,319,729)	(8,657,950)

Total Increase (Decrease) in Net Assets	(98,819,562)	20,623,553

Net Assets:
Beginning of Year	232,610,243	211,986,690
End of Year (including undistributed net investment income of $125,471 and $246,885, respectively)	$133,790,681	$232,610,243

Share transactions:
Class I
Issued	2,929,235	2,797,585
Reinvestment of Dividends	355,359	487,323
Redeemed	(15,310,232)	(4,167,388)
Net Decrease in Shares Outstanding from Class I Share Transactions	(12,025,638)	(882,480)

Class II
Issued	685,303	591,467
Reinvestment of Dividends	59,799	66,275
Redeemed	(1,014,814)	(764,348)
Net Decrease in Shares Outstanding from Class II Share Transactions	(269,712)	(106,606)

The accompanying notes are an integral part of the financial statements.

12

Financial Highlights

For a Share Outstanding Throughout Each Year

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Total Dividends	Net Asset Value, End of Year	Total Return†		Net Assets End of Year (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

United Association S&P 500 Index Fund

Class I

2011	$8.64	$0.16	$0.53	$0.69	$(0.18)	$(0.18)	$9.15	8.02%		$105,692	0.28%	0.28%	1.74%	22%
2010	7.60	0.16	1.04	1.20	(0.16)	(0.16)	8.64	15.99		203,744	0.25	0.25	1.99	24
2009	7.05	0.15	0.55	0.70	(0.15)	(0.15)	7.60	10.29		185,803	0.28	0.28	2.19	14
2008	11.23	0.19	(4.18)	(3.99)	(0.19)	(0.19)	7.05	(35.95)		144,247	0.23	0.23	1.95	18
2007	9.97	0.19	1.26	1.45	(0.19)	(0.19)	11.23	14.66	*	251,686	0.18	0.20	1.78	13

Class II

2011	$8.63	$0.16	$0.53	$0.69	$(0.18)	$(0.18)	$9.14	7.98	%**	$28,099	0.34%	0.39%	1.67%	22%
2010	7.59	0.16	1.04	1.20	(0.16)	(0.16)	8.63	15.95	**	28,867	0.30	0.35	1.95	24
2009	7.04	0.14	0.56	0.70	(0.15)	(0.15)	7.59	10.25	**	26,184	0.33	0.38	2.16	14
2008	11.21	0.18	(4.16)	(3.98)	(0.19)	(0.19)	7.04	(35.96	)**	23,453	0.28	0.33	1.90	18
2007	9.96	0.18	1.25	1.43	(0.18)	(0.18)	11.21	14.52	*	34,924	0.24	0.25	1.66	13

*	Total Return would have been lower had certain expenses not been waived and assumed by the Adviser and Custodian during the period.
**	Total Return would have been lower had the Distributor not waived a portion of its fee.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.

The accompanying notes are an integral part of the financial statements.

13

Notes to Financial Statements

October 31, 2011

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the United Association S&P 500 Index Fund (the “Fund”). The Fund is classified as a diversified investment company. The financial statements of the remaining funds are not presented herein, but are presented separately. The investment objective of the Fund is to provide investment results that, before fund expenses, approximate the aggregate price and dividend performance of the securities included in the Standard and Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) by investing in securities comprising the S&P 500 Index. The Fund is registered to offer Class I and Class II Shares. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

14

Notes to Financial Statements

October 31, 2011

— Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

— Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3		Total

Common Stock	$130,037,864	$—	$—	†	$130,037,864
Exchange Traded Fund	1,913,041	—	—		1,913,041
Warrant	7,269	—	—		7,269
Right	4,138	—	—		4,138
Cash Equivalent	1,526,933	—	—		1,526,933

Total Investments in Securities	$133,489,245	$—	$—		$133,489,245

Other Financial Instruments	Level 1	Level 2	Level 3		Total

Futures Contracts*	$166,331	$—	$—		$166,331

† As of October 31, 2011, the Fund held Progress Energy (CVO) which is Level 3 and has a fair value of zero. The value of Progress Energy (CVO) at November 1, 2010 was zero and the value has remained zero throughout the year ended October 31, 2011. The Fund had no purchases or sales of Progress Energy (CVO) throughout the year ended October 31, 2011.

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended October 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the year ended October 31, 2011, there have been no significant changes to the Fund’s fair value methodologies.

Valuation of Futures: Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Security Transactions and Investment Income: Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis from settlement date. Dividend income is recorded on the ex-date.

Investments in Real Estate Investment Trusts (“REITs”): Dividend income is recorded based on the income included in distributions from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Futures Contracts: The Fund invests in S&P 500 Index futures contracts. The Fund’s investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a net realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. Any realized or unrealized gains or losses during the year are presented in the Statement of Operations.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the value of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Schedule of Investments to the extent of the contract amounts. For open futures contracts, refer to the Schedule of Investments, which is also indicative of activity during the year.

Federal Income Taxes: It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet

15

Notes to Financial Statements

October 31, 2011

the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Fund did not incur any significant interest or penalties.

Classes: Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses: Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions With Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

PNC Bank, National Association (the “Custodian”) acts as custodian for the Fund. Fees of the Custodian are paid on the basis of net assets and transaction fees of the Fund. PNC Capital Advisors, LLC (the “Adviser”) is an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Fund.

As disclosed in the Schedule of Investments, the Fund owns securities issued by The PNC Financial Services Group, Inc. and PNC Advantage Institutional Money Market Fund. The following is a summary of the transactions with affiliates for the year ended October 31, 2011.

Value 10/31/10	Purchases at Cost	Proceeds from Sales	Change in Un- realized Appre- ciation (Depre- ciation)	Reali- zed Gain (Loss)	Value 10/31/11	Divi- dend In- come
The PNC Financial Services Group, Inc.
$618,880	$67,028	$(371,190)	$(8,070)	$33,659	$340,307	$8,096

PNC Advantage Institutional Money Market Fund
—	23,716,372	(22,189,439)	—	—	1,526,933	328
$618,880	$23,783,400	$(22,560,629)	$(8,070)	$33,659	$1,867,240	$8,424

4.	Administration, Distribution, and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.02% of the Fund’s average daily net assets, subject to a minimum fee of $30,000 as described in the Administration Agreement. For more information on these fees please see the Fund’s current prospectus and Statement of Additional Information.

The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. For Class II shares of the Fund, the maximum annual distribution fee under the Plan is 0.10% of the average daily net assets of the Class. The Distributor has voluntarily agreed to limit this amount to 0.05% of the Fund’s average daily net assets attributable to Class II shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, brokerdealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The

16

Notes to Financial Statements

October 31, 2011

Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares. For the year ended October 31, 2011, the Distributor waived $14,639 in distribution fees.

State Street Bank & Trust Company serves as transfer agent and Boston Financial Data Services, Inc. serves as the servicing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program, subject to the supervision of, and policies established by, the Board.

For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.095% of the average daily net assets of the Fund.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government securities, for the year ended October 31, 2011, were as follows:

Purchases	$45,083,079
Sales	159,739,487

There were no purchases or sales of U.S. Government securities during the year ended October 31, 2011.

7. Federal Tax Information:

The Fund maintains an April 30th fiscal year end for tax reporting purposes. Amounts disclosed in the Fund’s fiscal year ended October 31, 2011 financial statements, with respect to Federal income tax disclosure, are based on the facts as of October 31, 2011 and are subject to change.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from

U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for REIT income reclassifications. Permanent book and tax basis differences, relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Accordingly, the following reclassifications have been made to/from the following accounts:

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Undistributed Accumulated Net Realized Gain	Increase (Decrease) Paid in Capital
$20,270	$(20,270)	$—

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the years noted below were as follows:

Ordinary	Ordinary	Ordinary	Ordinary
	Ordinary Income	Total
2011	$3,859,032	$3,859,032
2010	4,539,970	4,539,970

As of October 31, 2011, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Undistributed Ordinary Income	$197,584
Capital Loss Carryforwards	(28,641,581)
Unrealized Depreciation	(45,779,924)
Other Temporary Differences	(72,112)

Total Accumulated Gains	$(74,296,033)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Post-October losses represent losses realized on investment transactions from November 1, 2010 through April 30, 2011, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having risen in the

17

Notes to Financial Statements

October 31, 2011

following year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. The following losses are subject to applicable Federal income tax limitations on the amount that may be used to offset capital gains recognized in future years. As of October 31, 2011, the Fund had the following capital loss carryforwards:

Expires 2012	Expires 2013	Total Capital Loss Carryforward
$8,454,978	$20,186,603	$28,641,581

During the year ended October 31, 2011, the Fund utilized $21,213,679 of Capital Loss Carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at October 31, 2011, and the net realized gains or losses on securities sold for the year were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2011, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$179,269,169	$12,973,957	$(58,753,881)	$(45,779,924)

8. Other:

At October 31, 2011, 51% of total Class I Shares were held by seven record Shareholders and 77% of the total Class II Shares were held by two record Shareholders. These Shareholders are comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. Recent Accounting Pronouncement:

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial

Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

10. Subsequent Event:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

18

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

The Advisors’ Inner Circle Fund and Shareholders of

United Association S&P 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of United Association S&P 500 Index Fund (one of the portfolios constituting The Advisors’ Inner Circle Fund, hereafter referred to as the “Fund”) at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2011

19

Disclosure of Fund Expenses (Unaudited)

October 31, 2011

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Annualized	Annualized	Annualized	Annualized
	Beginning Account Value 5/01/11	Ending Account Value 10/31/11	Annualized Expense Ratios	Expenses Paid During Period*
United Association S&P 500 Index Fund — Class I
Actual Fund Return	$1,000.00	$928.10	0.32%	$ 1.54
Hypothetical 5% Return	1,000.00	1,023.61	0.32	1.61
United Association S&P 500 Index Fund — Class II
Actual Fund Return	$1,000.00	$928.71	0.38%	$ 1.83
Hypothetical 5% Return	1,000.00	1,023.31	0.38	1.92

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

20

Trustees and Officers of The Advisors’ Inner Circle Fund

(Unaudited)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-766-8043. The following chart lists Trustees and Officers as of November 16, 2011.

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member[5]
INTERESTED
BOARD MEMBERS[3,4]

ROBERT A. NESHER 65 yrs. old	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President and Director of SEI Opportunity Fund, L.P. and SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to present.

Trustee of The Advisors’ Inner Circle Fund II, Bis hop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust . Director of SEI Global Master Fund plc , SEI Global Assets Fund plc , SEI Global Investments Fund plc, SEI In vestments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi- Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.

WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 71 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.

Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Alpha Strategy Portfolios, LP since June 2007. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd. Director of the Distributor since 2003.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Board Members oversee 38 funds in The Advisors’ Inner Circle Fund.

5	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Investment Company Act of 1940.

21

Trustees and Officers of The Advisors’ Inner Circle Fund

(Unaudited) (continued)

Name, Address, Age [1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member[5]
INDEPENDENT
BOARD MEMBERS[3,4]

CHARLES E. CARLBOM 77 yrs. old	Trustee (Since 2005)	Self-Employed Business Consultant, Business Projects Inc. since 1997.

Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments— Unit Trust Management (UK) Limited, SEI Multi- Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.

JOHN K. DARR 67 yrs. old	Trustee (Since 2008)	Retired . CEO, Office of Finance, Federal Home Loan Bank, from 1992 to 2007.

Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Alpha Strategy Portfolios, LP since June 2007. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd. Director of the Distributor since 2003.

JOSEPH T. GRAUSE, JR. 59 yrs. old	Trustee (Since 2011)

Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010; Country Manager – Morningstar UK Limited, Morningstar, Inc., June 2005 to May 2007.

Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Board Members oversee 38 funds in The Advisors’ Inner Circle Fund.

5	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Investment Company Act of 1940.

22

Trustees and Officers of The Advisors’ Inner Circle Fund

(Unaudited) (continued)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member[5]
INDEPENDENT
BOARD MEMBERS[3,4]

MITCHELL A. JOHNSON 68 yrs. old	Trustee (Since 2005)	Private investor and self-employed consultant (strategic investments).

Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997. Trustee, Citizens Funds (1998-2006). Director, The FBR Rushmore Funds (2002-2005). Trustee, Diversified Investors Portfolios (2006-2008).

BETTY L. KRIKORIAN 68 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. since 2008. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.
BRUCE R. SPECA 55 yrs. old	Trustee (Since 2011)

Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2003 to June 2010.

Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.
JAMES M. STOREY 80 yrs. old	Trustee (Since 1994)	Attorney, Solo Practitioner since 1994.

Trustee/Director of The Advisors’ Inner Circle Fund II, Bishop Street Funds, U.S. Charitable Gift Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

GEORGE J. SULLIVAN, JR. 69 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Self-employed Consultant, Newfound Consultants Inc. since April 1997.

Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund, Bishop Street Funds, SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP; member of the independent review committee for SEI’s Canadian-registered mutual funds.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Board Members oversee 38 funds in The Advisors’ Inner Circle Fund.

5	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Investment Company Act of 1940.

23

Trustees and Officers of The Advisors’ Inner Circle Fund

(Unaudited) (concluded)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Officer
OFFICERS

MICHAEL BEATTIE 46 yrs. old	President (Since 2011)	Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.	None.
MICHAEL LAWSON 51 yrs. old	Treasurer, Controller and Chief Financial Officer (Since 2005)	Director, SEI Investments, Fund Accounting since July 2005. Manager, SEI Investments, Fund Accounting at SEI Investments AVP from April 1995 to February 1998 and November 1998 to July 2005.	None.
RUSSELL EMERY 49 yrs. old	Chief Compliance Officer (Since 2006)

Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust since March 2006. Director of Investment Product Management and Development, SEI Investments, since February 2003; Senior Investment Analyst – Equity Team, SEI Investments, from March 2000 to February 2003.

None.
DIANNE M. SULZBACH 34 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morrison & Forester LLP from 2003 to 2006. Associate at Stradley Ronon Stevens & Young LLP from 2002 to 2003.	None.
TIMOTHY D. BARTO 43 yrs. old	Vice President and Assistant Secretary (Since 1999)

General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI Investments since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor, and Vice President of the Distributor from 1999 to 2003.

None.
JAMES NDIAYE 43 yrs. old	Vice President and Assistant Secretary (Since 2004)	Vice President and Assistant Secretary of SIMC since 2005. Vice President at Deutsche Asset Management from 2003 to 2004. Associate at Morgan, Lewis & Bockius LLP from 2000 to 2003.	None.
KERI ROHN 31 yrs. old	Privacy Officer (Since 2009) AML Officer (Since 2011)	Compliance Officer at SEI Investments since 2003.	None.

1	The business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

24

Approval of Investment Advisory Agreement

October 31, 2011 (Unaudited)

Board Considerations in Re-Approving the Advisory Agreement

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year’s meeting held on February 15-16, 2011, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Adviser, including its assets under management and client types, investment personnel, use of derivatives with respect to the Fund, relationship with the United Association, approach to risk management and business contingency plan. In addition, the representative discussed the changes in ownership structure of the Adviser during the past few years. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Investment Performance of the Fund and the Adviser

The Board was provided with information regarding the Fund’s performance since the Advisory Agreement was last approved, as well as information regarding the Fund’s performance since its inception. The Board also compared the Fund’s performance to its benchmark index and other similar mutual funds over various periods of time. At the meeting, representatives from the Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund, outlining current market conditions and explaining the Adviser’s expectations and strategies for the future. The Adviser’s representative noted that the Fund was an index fund and thus a majority of the Fund’s assets are invested in stocks included in an index in approximately the same relative proportion as those stocks are held in that index. The representative then discussed the Fund’s

25

Approval of Investment Advisory Agreement

October 31, 2011 (Unaudited)

tracking error over the past year and outlined the current market conditions and the Adviser’s expectations and strategies for the future. The Board noted that the Fund’s performance was highly correlated to its benchmark over various periods of time. Based on this information, the Board concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser as well as the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and noted that the Fund’s total fees and expenses were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fee was the result of arm’s length negotiations and appeared reasonable in light of the services rendered. The Board also considered the Adviser’s commitment to managing the Fund. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

26

Investment Adviser: PNC Capital Advisors, LLC PNC Tower 1900 E. 9th Street Cleveland, OH 44114 Administrator: SEI Investments Global Funds Services One Freedom Valley Drive Oaks, PA 19456 Distributor: SEI Investments Distribution Co. One Freedom Valley Drive Oaks, PA 19456 Legal Counsel: Morgan, Lewis & Bockius LLP 1111 Pennsylvania Ave., N.W. Washington, DC 20036 Custodian: PNC Bank, National Association 200 Public Square, 5th Floor Cleveland, OH 44114 UAF-AR-001-0900

Item 2.    Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.    Audit Committee Financial Expert.

(a)(1)    The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)    The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.    Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2011			2010
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$209,462	$0	$0	$211,890	$0	$0
(b)	Audit- Related Fees	$11,286	$0	$0	$4,000	$0	$0
(c)	Tax Fees	$56,000	$0	$0	$55,000	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2011			2010
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$341,200	$581	N/A	$259,524	N/A	N/A
(b)	Audit- Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1)    Not applicable.

(e)(2)    Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2011	2010
Audit-Related Fees	4%	1.9%
Tax Fees	20%	26.0%
All Other Fees	0%	0%

(e)(2)    Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2011	2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	Not applicable.

(g)        The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $34,500,000 and $0 for 2011 and 2010, respectively.

(g)        The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2011 and 2010, respectively.

(h)        During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a)        The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)        There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)    Code of Ethics attached hereto.

(a)(2)    A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)        Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President
Date: January 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President
Date: January 5, 2012

By (Signature and Title)*	/s/ Michael Lawson
Michael Lawson, Treasurer, Controller & CFO
Date: January 5, 2012

*	Print the name and title of each signing officer under his or her signature.